Note 6 - Stock-based Compensation - Restricted Stock Activity (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Restricted Stock [Member]
Non Vested at September 30, 2021 and 2020 (in shares)		157
The 2013 Plan [Member]
Non Vested at September 30, 2021 and 2020 (in shares)	0		32	282	282
Vested (in shares)	0	(47)	(32)	(172)	(250)	(344)
Non Vested at September 30, 2022 and 2021 (in shares)	0	110	0	110	32	282